Liquidity Risk	12 Months Ended
Dec. 31, 2025
Disclosure Of Liquidity Risk Exposure [Abstract]
Liquidity Risk	Liquidity risk

Overview
Liquidity risk is the risk that we do not have sufficient liquid financial resources available to meet our obligations as they fall due, or we can only secure such resources at high cost.
In this section, we describe our key liquidity risks, including our sources and uses of liquidity, and how we manage liquidity risk. We also analyse our key liquidity metrics, including our LCRs and our eligible liquidity pools.
We then explain our funding strategy and structure and we analyse our wholesale funding. Finally, we analyse how we have encumbered some of our assets to support our funding activities.

Key metrics
LCR of 162% (2024: 154%)
RFB DoLSub LCR of 157% (2024: 151%)
RFB DoLSub LCR eligible liquidity pool of £47.4bn (2024:
£44.4bn)
RFB DoLSub NSFR of 135% (2024: 135%)
Wholesale funding with maturity <1 year £13.1bn (2024:
£19.6bn)

OUR KEY LIQUIDITY RISKS (audited)
Through our Liquidity Risk Appetite (LRA) framework, we manage our market liquidity risks, funding or structural liquidity risk and contingent liquidity risk, wherever they arise. This can be in retail and corporate deposit outflows, outflows in wholesale secured and unsecured funding and off-balance sheet activities. Other risks our framework covers include funding concentrations, intra-day cash flows, intra-group commitments and support, franchise retention and cross currency risk.
Our main sources of liquidity
Customer deposits finance most of our customer lending. Although these funds are mostly callable, in practice they give us a stable and predictable core of funding. This is due to the nature of retail accounts and the breadth of our retail customer relationships.
We have a strong wholesale funding investor base, diversified across product types and geographies. Through the wholesale markets, we have active relationships in many sectors including banks, other financial institutions, corporates, pensions and investment funds. We access the wholesale funding markets by issuing capital, senior unsecured debt, covered bonds, structured notes and short-term funding. We also access these markets through securitisations of certain assets of Santander UK plc and our operating subsidiaries. For more on our programmes, see Notes 14, 25 and 29 to the Consolidated Financial
Statements.
We generate funding on the strength of our own balance sheet, our own profitability and our own network of investors. In addition, we have access to UK
Government funding schemes as well as the Bank of England's lending facilities. We comply with rules set by the PRA, other regulators, and Banco Santander standards. While we consolidate, manage and monitor liquidity risk centrally, we also manage and monitor it in the business area it comes from.
Our main uses of liquidity
Our main uses of liquidity are to fund our lending, to pay interest and dividends, and to repay debt. Our ability to pay dividends depends on various factors. These include our regulatory capital needs, the level of our distributable reserves, and our financial performance.
LIQUIDITY RISK MANAGEMENT
We manage liquidity risk on a consolidated basis in our CFO division, which is our centralised function for managing funding, liquidity and capital. We created our governance, oversight and control frameworks, and our LRA, on the same consolidated basis.
Under the PRA’s liquidity rules, Santander UK plc and its subsidiary Cater Allen Limited form the RFB Domestic Liquidity Sub-group (the RFB DoLSub), which allows them to collectively meet regulatory requirements to manage liquidity risk. Each member of the RFB DoLSub will support the other by transferring surplus liquidity in times of stress.
Risk appetite
Our LRA is based on the principles of liquidity management we use to manage our balance sheet. It also supports our need to meet or exceed regulatory rules. In line with our liquidity management principles, we avoid over-reliance on funding from a single product, customer or counterparty. We also maintain enough unencumbered customer assets to support current and future funding and collateral requirements and maintain enough capacity to monetise liquid assets and other counterbalancing capacity on a timely basis.
Our LRA is proposed to the Risk division and the Board, and approved under advice from the Board Risk Committee. Our LRA, in the context of our overall Risk
Appetite, is reviewed and approved by the Board each year, or more often if needed.
Risk measurement
We use a number of metrics to manage liquidity risk. These include market and internal Early Warning Indicators (EWIs) that include qualitative and quantitative measures such as outflows in retail and corporate deposits, funding concentration metrics, LCR and LRA metrics. They also include structural metrics, such as our level of encumbered assets and our Net Stable Funding Ratio (NSFR).
Ongoing business management
Within our framework of prudent funding and liquidity management, we manage our activities to our LRA. We have clear responsibilities for short-term funding, medium-term funding, encumbrance, collateral and liquid asset management. This ensures we manage liquidity risks as part of our daily operations, strategy and planning.
Our liquidity management framework is split between short-term and strategic activities. Our short-term activities focus on intra-day collateral management and maintaining liquid assets to cover unexpected demands on cash in a stress, such as large and unexpected deposit withdrawals by customers and loss of wholesale funding. Our strategic activities focus on ensuring we are not over reliant on any one source for funding and that we avoid excessive concentrations in the maturity of our funding.
We regularly test the liquidity of our eligible liquidity pool, in line with PRA rules and Basel guidelines. We do this by realising some of the assets by repurchase or outright sale to the market. We make sure that over any 12-month period we realise a significant part of our eligible liquidity pool. As well as our eligible liquidity pool, we always hold a portfolio of unencumbered liquid assets. Our LRA and PRA requirements determine the size and composition of this portfolio. These assets give us a source of contingent liquidity, as we can realise some of them in a stress to create liquidity by repurchase or outright sale to the market.
Stress testing
Our liquidity stress testing framework is central to our LRA measurement and monitoring. To fit with our Risk Appetite, the liquidity outflows that come from these stress tests must be fully covered with high-quality liquid assets, other liquid assets and appropriate management actions.
Our Risk division runs a range of stress tests. Our LRA stress test consists of three tests that cover idiosyncratic, market-wide and combined scenarios.
Our other tests consider scenarios such as a global economic slowdown that results in reduced confidence in banks, a slowdown in a major economy or a decline in access to liquidity. We consider the scenarios on both an acute and protracted basis. We also run severe combined stress tests which look at both a deep and prolonged UK recession that results in a reduction in wholesale funding availability and an idiosyncratic shock that would lead to retail and commercial outflows.
We also run climate change stresses. These include severe physical risks which result in a reduction in retail deposits, increased use of corporate lending facilities and an increase in mortgage defaults, and a scenario where there is disorderly transition to net zero, resulting in supply shocks and data transparency concerns.
We also run a technological stress, in which disruptions to the traditional banking system due to digital innovations and adverse social media coverage could lead to a banking crisis and outflows of retail and corporate deposits.
We also conduct sensitivity analysis and reverse stress testing for instant liquidity shocks by each key liquidity risk. We do this to understand the impacts they would have on our LRA and our regulatory liquidity metrics. As part of this, we monitor our LCR and our NSFR to ensure we continue to meet the requirements in the event of a liquidity stress.
Risk mitigation (audited)
The Board aims to make our balance sheet resilient at all times and for it to be perceived as such by stakeholders. This preserves our short and long-term viability.
The Board recognises that, as we are involved in maturity transformation, we cannot hold enough liquidity to cover all possible stress scenarios. The Board requires us to hold enough liquidity to make sure we will survive three plausible but severe stress scenarios (our LRA stress test, described above). We do this by maintaining a prudent balance sheet structure and approved liquid resources.
Recovery and Resolution framework
The CFO is the accountable SMF for recovery and resolution and the related work is managed by the CFO division. The work is overseen by the Board Audit
Committee and the Board. We review and refresh our recovery plan each year. It sets out the risks, the indicators we use to monitor those risks, and the actions that are available to mitigate a capital, liquidity or combined stress event. We are confident that we have sufficient credible and executable options to respond to a wide range of stresses, be they market-wide or idiosyncratic, in a timely and effective manner. Recovery indicators are both qualitative and quantitative and we have embedded them into our risk frameworks. We monitor our recovery capacity, headroom to recovery triggers and recovery indicators regularly. If needed, we would invoke recovery early to mitigate the effects of a stress and restore our financial position and balance sheet strength.
Our resolution capabilities are underpinned by comprehensive governance, testing and assurance arrangements, which seek to ensure that we maintain and enhance our resolution readiness on an ongoing basis.
Risk monitoring and reporting (audited)
We monitor liquidity risk daily, weekly and monthly. We do this through different committees and levels of management, including ALCO and the BRC.
LIQUIDITY RISK REVIEW
Liquidity Coverage Ratio
This table shows our LCR at 31 December 2025 and 31 December 2024.

	2025	2024
RFB DoLSub LCR[2]	£bn	£bn
Eligible liquidity pool (liquidity value)[1]	46.9	43.7
Net stress outflows	(29.9)	(28.9)
Surplus	17.0	14.8
Eligible liquidity pool as a percentage of anticipated net cash flows	157%	151%
1The liquidity value is calculated by applying an applicable haircut to the carrying value.
2The RFB LCR was 162% (2024: 154%).
LCR eligible liquidity pool
This table shows the carrying value of our eligible liquidity pool assets at 31 December 2025 and 31 December 2024. It also shows the weighted average carrying value in the year.

RFB DoLSub	Carrying value						Weighted average carrying value in the year
	2025			2024			2025	2024
	Level 1	Level 2	Total	Level 1	Level 2	Total	Total	Total
	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Cash and balances at central banks	28.4	—	28.4	29.0	—	29.0	28.8	30.8
Government bonds	14.8	0.4	15.2	10.2	0.9	11.1	15.0	13.7
Supranational bonds and multilateral development banks	0.3	—	0.3	0.4	—	0.4	0.4	0.2
Covered bonds	1.1	1.6	2.7	1.4	1.7	3.1	3.0	2.9
Asset-backed securities	—	0.8	0.8	—	0.8	0.8	0.8	0.7
	44.6	2.8	47.4	41.0	3.4	44.4	48.0	48.3
We hedge term duration in the LCR eligible liquidity pool with swaps. We use swaps to offset mark to market movements due to interest rate changes.
Currency analysis
This table shows the carrying value of our eligible liquidity pool by major currencies at 31 December 2025 and 31 December 2024. The composition of the pool is consistent with the currency profile of our net liquidity outflows.

RFB DoLSub	US Dollar	Euro	Sterling	Other	Total
	£bn	£bn	£bn	£bn	£bn
2025	2.9	0.6	42.5	1.4	47.4
2024	1.2	1.2	40.8	1.2	44.4
RFB DoLSub Net Stable Funding Ratio (NSFR)

	2025	2024
	%	%
RFB DoLSub NSFR	135	135
2025 compared to 2024
We remain in a strong liquidity position. We hold sufficient liquid resources and have adequate governance and controls in place to manage the liquidity risks arising from our business and strategy. At 31 December 2025, the LCR and NSFR significantly exceeded regulatory requirements. LCR of 166% (Dec-24: 156%)
increased largely due to a reduction in the customer funding gap in 2025.
Our Eligible Liquidity Pool includes a portfolio of longer-dated UK Gilts to support ongoing HQLA requirements, with a notional value at 31 December 2025 was
£3.6bn (2024: £3.0bn). We account for them on a 'Hold-To-Collect-Cash-flows' basis.
FUNDING RISK MANAGEMENT
Funding strategy
Our funding strategy continues to be based on maintaining a conservatively structured balance sheet and diverse sources of funding to meet the needs of our business strategy and plans. The CFO Division maintains a funding plan that complies with the LRA and regulatory liquidity and capital requirements.
Most of our funding comes from customer deposits. We source the rest from a mix of secured and unsecured funding in the wholesale markets. Overall, this means that we do not rely too heavily on wholesale funds. We manage funding requirements by targeting a specific Liquidity Coverage Ratio, we ensure maturities are prefunded and capital/Minimum Requirements for Eligible Liabilities (MREL) requirements for Santander UK Group Holdings plc and internal MREL for Santander UK plc are prioritised. We also have controls to limit our asset encumbrance from our secured funding operations.
As part of maintaining a diverse funding base, we raise funding in a number of currencies, including EUR and USD, and convert it into sterling through currency swaps to fund our commercial assets which are largely sterling denominated.
Our base of stable retail and corporate deposits is a key funding source for us. We leverage our large and diverse customer base to offer products that give us a long-term sustainable source of funding. We do this by focusing on building long-term relationships. At 31 December 2025, 90% of our total core retail customer liabilities were covered by the Financial Services Compensation Scheme (the FSCS).
Behavioural maturities
The contractual maturity of our balance sheet assets and liabilities highlights the maturity transformation that underpins the role of banks to lend long term, but to fund themselves mainly with shorter-term liabilities, like customer deposits. We do this by diversifying our funding operations across a wide customer base, both in numbers and by type of depositor. In practice, the behavioural profiles of many liabilities show more stability and longer maturity than their contractual maturity.
This is especially true of many retail and corporate deposits that, while they may be repayable on demand or at short notice, have shown good stability even in times of stress. We model behaviour profiles using our experience of customer behaviour. We use this data to determine the funds transfer pricing rates at which we reward and charge our business units for sources and uses of funds. We apply this rate until a customer changes to a different product or service offered by us or by one of our competitors.
We continue to maintain the quality of our retail, commercial and wholesale deposits. We aim to deepen our customer relationships across all customer segments.
We do this to lengthen the contractual and behavioural profile of our liability base.
FUNDING RISK REVIEWOur funding strategy continues to be based on maintaining a conservatively structured balance sheet and diverse sources of funding to meet the needs of our business strategy and plans. The CFO Division maintains a funding plan that complies with our LRA and regulatory liquidity and capital requirements.
Wholesale funding
Reconciliation of wholesale funding to the balance sheet (audited)
This table reconciles our wholesale funding to our balance sheet at 31 December 2025 and 31 December 2024.

		Balance sheet line item
	Funding analysis	Deposits by banks[1]	Deposits by customers[2]	Repurchase agreements - non trading	Financial liabilities designated at fair value	Debt securities in issue	Subordinated liabilities	Other equity instruments[3]
2025	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Deposits by banks	0.6	0.6	—	—	—	—	—	—
Certificates of deposit and commercial paper	4.1	—	—	—	—	4.1	—	—
Senior unsecured	14.3	—	1.4	—	0.5	12.4	—	—
Covered bonds	18.9	—	—	—	—	18.9	—	—
Securitisation and structured issuance	6.7	—	—	—	—	6.7	—	—
Of which:
- RMBS and ABS	5.6	—	—	—	—	5.6	—	—
TFSME	3.9	3.9	—	—	—	—	—	—
Subordinated liabilities and equity	3.8	—	—	—	—	—	1.9	1.9
Total wholesale funding	52.3	4.5	1.4	—	0.5	42.1	1.9	1.9
Repos	9.0	—	—	9.0	—	—	—	—
Foreign exchange and hedge accounting	(1.0)	—	—	—	—	(1.0)	—	—
Other	3.3	2.1	—	—	0.8	0.3	0.1	—
Balance sheet total	63.6	6.6	1.4	9.0	1.3	41.4	2.0	1.9

2024
Deposits by banks	1.4	1.4	—	—	—	—	—	—
Certificates of deposit and commercial paper	4.5	—	—	—	—	4.5	—	—
Senior unsecured	12.2	—	1.8	—	0.4	10.0	—	—
Covered bonds	17.4	—	—	—	—	17.4	—	—
Securitisation and structured issuance	5.1	—	—	—	—	5.1	—	—
Of which:
- RMBS and ABS	3.9	—	—	—	—	3.9	—	—
TFSME	11.0	11.0	—	—	—	—	—	—
Subordinated liabilities and equity	4.1	—	—	—	—	—	2.2	1.9
Total wholesale funding	55.7	12.4	1.8	—	0.4	37.0	2.2	1.9
Repos	8.6	—	—	8.6	—	—	—	—
Foreign exchange and hedge accounting	(0.4)	—	—	—	—	(0.6)	0.2	—
Other	1.6	1.6	—	—	0.7	(0.7)	—	—
Balance sheet total	65.5	14.0	1.8	8.6	1.1	35.7	2.4	1.9
1Consists of Perpetual Capital Securities. See Note 32 to the Consolidated Financial Statements.
2This is included in our balance sheet total of £187,300m (2024:£180,967m).
3Other consists of items in the course of transmission and other deposits. See Note 21 to the Consolidated Financial Statements.
Maturity profile of wholesale funding (audited)
This table shows our main sources of wholesale funding. It does not include securities finance agreements. The table is based on exchange rates at issue and scheduled repayments and call dates. It does not reflect the final contractual maturity of the funding.
For details of the maturities of financial liabilities and off-balance sheet commitments, see Note 38 to the Consolidated Financial Statements.

	≤ 1 month	>1 and ≤ 3 months	>3 and ≤ 6 months	>6 and ≤ 9 months	>9 and ≤ 12 months	Sub-total ≤ 1 year	>1 and ≤ 2 years	>2 and ≤ 5 years	>5 years	Total
2025	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Downstreamed from Santander UK Group Holdings plc to Santander UK plc[1]
Senior unsecured	0.5	—	0.7	—	0.8	2.0	2.0	5.7	1.3	11.0
Subordinated liabilities and equity (incl. AT1)	—	0.2	—	—	—	0.2	0.9	2.0	—	3.1
	0.5	0.2	0.7	—	0.8	2.2	2.9	7.7	1.3	14.1
Other Santander UK plc
Deposits by banks	—	—	—	0.4	0.2	0.6	—	—	—	0.6
Certificates of deposit and commercial paper	0.5	3.1	0.5	—	—	4.1	—	—	—	4.1
Senior unsecured	—	—	—	—	0.1	0.1	0.7	2.3	0.2	3.3
Covered bonds	—	2.8	0.8	0.2	0.1	3.9	6.2	7.2	1.6	18.9
Securitisation & structured issuance[2]	—	0.5	0.7	0.2	0.2	1.6	1.5	3.0	—	6.1
Of which:
– RMBS and ABS	—		0.1	0.2	0.2	0.5	1.5	3.0	—	5.0
TFSME	—	—	—	—	—	—	2.5	—	1.4	3.9
Subordinated liabilities	—	—	—	—	—	—	—	0.2	0.5	0.7
	0.5	6.4	2.0	0.8	0.6	10.3	10.9	12.7	3.7	37.6
Other group entities
Securitisation & structured issuance[3]	—	—	0.6	—	—	0.6	—	—	—	0.6
Total at 31 December 2025	1.0	6.6	3.3	0.8	1.4	13.1	13.8	20.4	5.0	52.3
Of which:
– Secured	—	3.3	2.0	0.4	0.3	6.0	10.2	10.3	3.0	29.5
– Unsecured	1.0	3.3	1.3	0.4	1.1	7.1	3.6	10.1	2.0	22.8

2024
Total at 31 December 2024	3.3	4.8	1.8	1.2	8.5	19.6	9.0	22.0	5.1	55.7
Of which:
– Secured	0.9	0.5	1.3	0.2	7.2	10.1	6.8	14.1	2.5	33.5
– Unsecured	2.4	4.3	0.5	1.0	1.3	9.5	2.2	7.9	2.6	22.2
1 99% of senior unsecured debt issued from Santander UK Group Holdings plc has been downstreamed to Santander UK plc as ‘secondary non-preferential debt’ in line with the guidelines from the Bank of
England for Internal MREL.
2Includes funding from mortgage-backed securitisation vehicles where Santander UK plc is the asset originator.
3Includes funding from asset-backed securitisation vehicles where entities other than Santander UK plc are the asset originator.
Currency composition of wholesale funds (audited)
This table shows our wholesale funding by major currency at 31 December 2025 and 31 December 2024.

	2025				2024
	Sterling	US Dollar	Euro	Other	Sterling	US Dollar	Euro	Other
	%	%	%	%	%	%	%	%
Downstreamed from Santander UK Group Holdings plc to Santander UK plc
Senior unsecured	19	68	12	1	25	62	12	1
Subordinated liabilities and equity (incl. AT1)	94	6	—	—	89	11	—	—
	36	54	9	1	42	48	9	1
Other Santander UK plc
Deposits by banks	1	97	1	1	1	97	2	—
Certificates of deposit and commercial paper	36	64	—	—	24	67	8	1
Senior unsecured	49	—	51	—	80	—	20	—
Covered bonds	49	8	39	4	48	9	40	3
Securitisation & structured issuance	100	—	—	—	100	—	—	—
TFSME	100	—	—	—	100	—	—	—
Subordinated liabilities	77	23	—	—	76	24	—	—
	61	13	24	2	65	15	18	2
Other group entities
Securitisation & structured issuance	100	—	—	—	100	—	—	—

Total	55	24	20	1	60	23	16	1
Term issuance (audited)
In 2025, our external term issuance (sterling equivalent) was:

	Sterling	US Dollar	Euro	Other	Total 2025	Total 2024
	£bn	£bn	£bn	£bn	£bn	£bn
Downstreamed from Santander UK Group Holdings plc to Santander UK plc
Senior unsecured	—	3.0	—	—	3.0	0.8
Subordinated debt and equity (inc. AT1)	0.5	—	—	—	0.5	0.4
	0.5	3.0	—	—	3.5	1.2
Other Santander UK plc
Securitisations and other secured funding	1.7	—	—	—	1.7	1.2
Of which:
–RMBS and ABS	1.7	—	—	—	1.7	1.2
Covered bonds	1.0	—	1.7	—	2.7	5.9
Senior unsecured[1]	0.3	—	1.7	—	2.0	0.1
	3.0	—	3.4	—	6.4	7.2
Other group entities
Securitisations	0.6	—	—	—	0.6	—
Total gross issuances	4.1	3.0	3.4	—	10.5	8.4
1 Credit linked notes are not included in the Term issuance table. As a result, 2024 has been restated to exclude £0.4bn of CLN issuance.
2025 compared to 2024
Together with our immediate parent, Santander UK Group Holdings plc, our overall funding strategy remains to develop and sustain a diversified funding base. We also need to fulfil regulatory requirements as well as support our credit ratings. We have stable and diversified wholesale funding programmes.
We issued £10.5bn Sterling equivalent term issuance in 2025, including Covered Bond, RMBS, AT1 and Senior Unsecured issuances. We repaid £7.1bn in
TFSME in 2025, with an outstanding balance of £3.9bn at 31 December 2025, of which £2.5bn is due for repayment in 2027 and £1.4bn is due in 2031. We expect to issue £8.0 to 12.0bn of term issuance in 2026, including the £1.25bn equivalent issued in January 2026.
At 31 December 2025, 75% (2024: 65%) of wholesale funding had a maturity of greater than one year, with an overall residual duration of 32 months (2024: 37 months).
Encumbrance
We encumber an asset if we pledge or transfer it as collateral against a liability. This means it is no longer available to secure funding, meet our collateral needs or be sold to reduce funding needs. Being able to pledge or transfer assets as collateral is a key part of a bank’s operations. The main ways we encumber assets are that we: enter into securitisation, covered bonds, and repurchase agreements to access medium and long-term funding; enter into short-term funding transactions (including repurchase agreements and stock borrowing) as part of our liquidity management; pledge collateral as part of participating in payment and settlement systems; access Central Bank facilities; and post collateral as part of derivatives activity. We control levels of encumbrance by setting a minimum level of unencumbered assets after we factor in our funding plans, whether we can use our assets for our future collateral needs, the impact of a stress and our current encumbrance level.
Assets classified as readily available for encumbrance include cash and securities in our eligible liquidity pool. All other loans and advances are classified as not readily available for encumbrance, however, they may still be suitable for use in secured funding structures.
On-balance sheet encumbered assets (audited)

	Encumbered with counterparties other than central banks				Assets positioned at central banks[3]
	Covered bonds	Securitisations	Other	Total
2025	£m	£m	£m	£m	£m
Cash and balances at central banks[1,2]	—	—	1,440	1,440	—
Loans and advances to customers	27,428	9,038	100	36,566	41,857
Loans and advances to banks	—	—	238	238	—
Other financial assets at amortised cost	—	—	1,282	1,282	—
Financial assets at fair value through other comprehensive income	—	—	2,349	2,349	551
Total assets	27,428	9,038	5,409	41,875	42,408

2024
Cash and balances at central banks[1,2]	—	—	1,580	1,580	—
Loans and advances to customers	25,695	7,026	68	32,789	49,888
Loans and advances to banks	—	—	139	139	—
Other financial assets at amortised cost	—	—	1,529	1,529	—
Financial assets at fair value through other comprehensive income	—	—	3,920	3,920	584
Total assets	25,695	7,026	7,236	39,957	50,472
1Encumbered cash and balances at central banks include minimum cash balances we have to hold at central banks for regulatory purposes.
2Readily realisable cash and balances at central banks are amounts held at central banks as part of our liquidity management activities.
3Comprises pre-positioned assets and encumbered assets.